Schedule IV Reinsurance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Life insurance in force at end of year
Gross amount	$ 56,356	$ 77,994	$ 132,755
Ceded to other companies	65,050	83,548	142,660
Assumed from other companies	9,591	10,123	10,748
Net amount	$ 897	$ 4,569	$ 843
Percentage of amount assumed to net	1069.20%	221.60%	1275.00%
Premiums
Gross amount	$ 448	$ 445	$ 387
Ceded to other companies	228	274	315
Assumed from other companies	20	24	28
Net amount	$ 240	$ 195	$ 100
Percentage of amount assumed to net	8.30%	12.30%	28.00%